Pension Plans And Other Post-Retirement Benefits (Schedule Of Assumptions Related To Pension And Other Postretirement Benefit Plans) (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Expected return on plan assets	7.50%
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.20%	5.12%	4.17%
Expected return on plan assets	7.50%	7.50%	7.50%
Pension Benefits [Member] | Obligations [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.48%	4.20%
Pension Benefits [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Rate of compensation increase	3.00%	4.00%	4.00%
Pension Benefits [Member] | Minimum [Member] | Obligations [Member]
Defined Benefit Plan Disclosure [Line Items]
Rate of compensation increase	3.00%	3.00%
Pension Benefits [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Rate of compensation increase	4.00%	4.50%	4.50%
Pension Benefits [Member] | Maximum [Member] | Obligations [Member]
Defined Benefit Plan Disclosure [Line Items]
Rate of compensation increase	4.00%	4.00%
Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.17%	5.12%	4.17%
Health care cost trend rate	7.00%	7.50%	8.00%
Rate to which the cost trend is assumed to decline (the ultimate trend rate)	5.00%	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2019	2019	2019
Other Postretirement Benefits [Member] | Obligations [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.60%	4.17%
Health care cost trend rate	7.00%	7.00%
Rate to which the cost trend is assumed to decline (the ultimate trend rate)	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2021	2019
Other Postretirement Benefits [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected return on plan assets	5.00%	5.00%	5.00%
Other Postretirement Benefits [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected return on plan assets	7.50%	7.50%	7.50%